Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 6,014,127
SETTLEMENT AMOUNT	96,136	$ 121,136
INTEREST ACCRUED ON SETTLEMENT	213,907
TOTAL SETTLEMENT OBLIGATION	2,666,675
Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	2,452,447
Wayzetta, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 407,000
DATE OF AWARD
TOTAL SETTLEMENT OBLIGATION	$ 25,000
Wayzetta, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	25,000
Eagan, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 767,000
DATE OF AWARD	Dec. 07, 2023
INTEREST RATE	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 52,195
TOTAL SETTLEMENT OBLIGATION	540,686
Eagan, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	488,491
St. Louis Park, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 673,000
DATE OF AWARD	May 22, 2024
INTEREST RATE	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 25,987
TOTAL SETTLEMENT OBLIGATION	451,337
St. Louis Park, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	425,350
St. Paul, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,153,000
DATE OF AWARD	Jan. 22, 2024
INTEREST RATE	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 39,169
TOTAL SETTLEMENT OBLIGATION	454,775
St. Paul, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	415,266
Maple Grave, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,153,127
DATE OF AWARD	Oct. 03, 2022
INTEREST RATE	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 49,200
TOTAL SETTLEMENT OBLIGATION	268,200
Maple Grave, MN [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	219,576
DENVER, CO [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	782,000
TOTAL SETTLEMENT OBLIGATION	530,557
DENVER, CO [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	530,000
Denver CO Quincy [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,079,000
DATE OF AWARD	Nov. 14, 2023
INTEREST RATE	12.00%
INTEREST ACCRUED ON SETTLEMENT	$ 47,356
TOTAL SETTLEMENT OBLIGATION	396,120
Denver CO Quincy [Member] | Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	$ 348,764